Cover	12 Months Ended
Sep. 30, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	XChange TEC.INC
Entity Central Index Key	0001769256
Entity File Number	001-39111
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	No.801, Building 1, 1136 Xinzha Road
Entity Address, Address Line Two	JingAn District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200041
American depositary shares (one American depositary share representing twelve million (12,000,000) Class A ordinary shares, par value US$0.0000001 per share)
Entity Listings [Line Items]
Title of 12(b) Security	American depositary shares (one American depositary share representing twelve million (12,000,000) Class A ordinary shares
Trading Symbol	XHG
Security Exchange Name	NASDAQ
Class A ordinary shares, par value US$0.0000001 per share
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0000001 per share
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	73,117,892,046,400
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	6,392,789,000,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Zhichen Sun, Chief Executive Officer
Entity Address, Address Line One	No.801, Building 1, 1136 Xinzha Road
Entity Address, Address Line Two	JingAn District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200041
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	21-6422-8532